Fair Value Measurement - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Fair Value Measurement
Impairment of intangible assets and goodwill	$ 0	¥ 4,882